General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of general and administrative expenses [Abstract]
Advertising and marketing expenses	€ 248,254	€ 10,145
Bank and other charges	2,439	222
Cleaning expenses	600	3,764
Depreciation	2,029	46,761
Director’s emoluments (included in note 19)		40,726
Entertainment expenses	17,425	24,037
Insurance	72,080	2,420
Sundry	4,262
Training	4,652
Office supplies and administrative expenses	8,539	14,533
Professional and consultancy services	565,617	6,402
Rent	12,175
Deed contract	15,569
Expenses on short term leases		1,623
Stamp duties and other taxes	13,510	4,189
Subscriptions		257
Staff costs	134,936	9,293
Transportation and accommodation	123,067	4,493
Utilities		2,014
Amortisation	30,937
Share based expenses	177,487
Warrant expense	198,209
Other administrative expenses		21,497
General and administrative expenses, total	€ 1,631,787	€ 192,376